J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Climate Change Solutions ETF

JPMorgan Sustainable Infrastructure ETF

(each, a “Fund” and collectively, the “Funds”)

(each, a series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated May 9, 2024

to the current Summary Prospectuses and Prospectus, as supplemented

Effective June 30, 2024, the portfolio manager information in the “Risk/Return Summary — Management” section of each Fund’s Summary Prospectus and Prospectus is hereby deleted in its entirety and replaced with the following:

Climate Change Solutions ETF

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Jack Featherby	2023	Executive Director
Yazann Romahi	2021	Managing Director
Fred Barasi	2024	Managing Director

Sustainable Infrastructure ETF

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Wei (Victor) Li	2022	Executive Director
Fred Barasi	2022	Managing Director

In addition, the “The Funds’ Management and Administration — The Portfolio Managers” section of the Funds’ Prospectus is hereby deleted in its entirety and replaced with the following:

Climate Change Solutions ETF

The portfolio management team utilizes a team-based approach to manage the Fund and is comprised of Jack Featherby, Yazann Romahi and Fred Barasi. Mr. Romahi, Managing Director and CFA charterholder, has been the Chief Investment Officer of JPMIM’s Quantitative Solutions group since 2016. An employee of JPMIM since 2003 and portfolio manager of the Fund since its inception, Mr. Romahi is responsible for identifying the investable universe for the Fund using the adviser’s proprietary investment system in consultation with the adviser’s sustainable investment team. Mr. Featherby, Executive Director, and Mr. Barasi, Managing Director, are responsible for day-to-day security selection for the Fund and portfolio construction including establishing general risk and target weights in consultation with Mr. Romahi. An employee of JPMIM since 2018 and a portfolio manager of the Fund since December 31, 2023, Mr. Featherby is a portfolio manager within JPMIM’s International Equity Group. An employee since 2017 and a portfolio manager for the Fund since March 31, 2024, Mr. Barasi serves as a portfolio manager within JPMIM’s International Equity Group.

SUP-SUSETF-524

Sustainable Infrastructure ETF

The portfolio management team utilizes a team-based approach to manage the Fund and is comprised of Wei (Victor) Li and Fred Barasi. An employee since 2010 and a portfolio manager for the Fund since inception, Mr. Li, Executive Director, is responsible for identifying the investable universe for the Fund using the adviser’s proprietary investment system in consultation with the adviser’s sustainable investment team. Mr. Li is also Head of Research and a portfolio manager in the Quantitative Solutions group, and his primary responsibilities include the oversight of the team’s research agenda, artificial intelligence and thematic investing research, and portfolio management for quantitative and thematic strategies. His research focus also includes factor-based and risk premia strategies, machine learning techniques, and quantitative asset allocation. Mr. Barasi, Managing Director, is responsible for day-to-day security selection for the Fund and portfolio construction, including establishing general risk and target weights, in consultation with Mr. Li. Information about Mr. Barasi is discussed earlier in this section.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUS FOR FUTURE REFERENCE

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Climate Change Solutions ETF

JPMorgan Sustainable Infrastructure ETF

(each, a “Fund” and collectively, the “Funds”)

(each, a series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated May 9, 2024

to the current Statement of Additional Information, as supplemented

Effective June 30, 2024, the information in the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” section of the Statement of Additional Information (“SAI”) with respect to the Funds is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed*

The following table shows information regarding all of the other accounts managed for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of October 31, 2023:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Climate Change Solutions ETF
Jack Featherby	0	$0	1	$351,790	2	$1,082,847
Yazann Romahi	10	5,176,019	11	2,419,126	7	643,513
Fred Barasi	1	22,523	3	44,479	0	0

Sustainable Infrastructure ETF
Wei (Victor) Li	2	1,773,373	8	1,394,088	7	2,438,095
Fred Barasi	0	0	3	44,479	0	0

The following table shows information regarding the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of October 31, 2023:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Climate Change Solutions ETF
Jack Featherby	0	$0	0	$0	0	$0
Yazann Romahi	0	0	0	0	1	308,372
Fred Barasi	0	0	0	0	0	0

Sustainable Infrastructure ETF
Wei (Victor) Li	0	0	0	0	1	308,372
Fred Barasi	0	0	0	0	0	0

*	The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.

SUP-SAI-SUSETF-524

In addition, effective June 30, 2024, the information in the “Portfolio Managers — Portfolio Managers’ Ownership of Securities” section of the SAI with respect to the Funds is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Ownership of Securities

The following table indicates the dollar range of securities beneficially owned by each portfolio manager, as of October 31, 2023. Aggregate Dollar Range, if applicable, includes each portfolio manager’s deferred compensation balance attributable to each Fund through participation in the Adviser’s deferred compensation plan. If applicable, this reflects an obligation of the Adviser to pay deferred compensation to the portfolio manager at a future date in an amount based on the performance of that Fund and accordingly, is the economic equivalent of an investment in Fund Shares.

Fund	Aggregate Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Climate Change Solutions ETF
Jack Featherby	X
Yazann Romahi	X
Fred Barasi	X

Sustainable Infrastructure ETF
Wei (Victor) Li	X
Fred Barasi	X

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE